Taxation - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2020	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Income Tax Expense
Effective income tax rate	(3.30%)	(0.60%)
Percentage withholding income tax dividends distributed by foreign-invested entity ("FIE")	10.00%
Withholding tax rate lowered if foreign investor owns shares of FIE	5.00%
Percentage share of FIE own directly by foreign investor	25.00%
Underpayment of taxes			¥ 100,000	$ 15,488
Income tax examination statute of limitations extended	5 years
Income tax examination, statute of limitations	3 years
Minimum
Income Tax Expense
Operating loss carryforward expiration period	5 years
Maximum
Income Tax Expense
Operating loss carryforward expiration period	10 years
China | State Administration of Taxation, China [Member]
Income Tax Expense
Effective income tax rate	25.00%
Number of years reconfirmed as high and new technology enterprise	3 years
Effective income tax rate for high and new technology enterprise	15.00%
Hong Kong | Inland Revenue, Hong Kong
Income Tax Expense
Assessable profits	$ 2.0
First HK$2 million of profits, tax rate	8.25%
Effective income tax rate	16.50%